Nature of the Business and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Nature of the Business and Summary of Significant Accounting Policies

1. Nature of the Business and Summary of Significant Accounting Policies

Nature of the Business

Merrimack Pharmaceuticals, Inc. (the “Company”) is a biopharmaceutical company based in Cambridge, Massachusetts that is outthinking cancer to ensure that patients and their families live fulfilling lives. The Company’s mission is to transform cancer care through the smart design and development of targeted solutions based on a deep understanding of cancer pathways and biological markers. All of the Company’s development programs, including four clinical studies in distinct indications and six candidates in preclinical development, fit into the Company’s strategy of (1) understanding the biological problems the Company is trying to solve, (2) designing specific solutions and (3) developing those solutions for biomarker-selected patients. This three-pronged strategy seeks to ensure optimal patient outcomes.

On April 3, 2017, the Company completed the previously announced transaction (the “Asset Sale”) with Ipsen S.A. (“Ipsen”). Pursuant to the Asset Purchase and Sale Agreement, dated as of January 7, 2017 (the “Asset Sale Agreement”), between the Company and Ipsen, the Company sold to Ipsen its right, title and interest in the non-cash assets, equipment, inventory, contracts and intellectual property primarily related to or used in the Company’s business operations and activities involving or relating to developing, manufacturing and commercializing ONIVYDE, the Company’s first commercial product, and MM-436 (the “Commercial Business”). The Company received $575.0 million in cash, subject to a working capital adjustment, and is eligible to receive up to $450.0 million in additional regulatory approval-based milestone payments. The Company reached a settlement on certain working capital adjustments with Ipsen in the amount of $0.8 million, which was received in September 2017. The final working capital adjustment of $4.9 million was received in the fourth quarter of 2017. The Company also retained the right to receive net milestone payments of up to $33.0 million that may become payable pursuant to the license and collaboration agreement with Baxalta Incorporated, Baxalta US Inc. and Baxalta GmbH (collectively, “Baxalta”) for the ex-U.S. development and commercialization of ONIVYDE.

The Company’s non-commercial assets, including its clinical and preclinical development programs, were not included in the Asset Sale and remain assets of the Company. The Company’s most advanced assets and a description of the status of each as of the date of the Company’s most recent Quarterly Report on Form 10-Q are as follows:

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MM-121 (seribantumab), a fully human monoclonal antibody that binds to the ErbB3 (HER3) receptor and targets heregulin positive cancers. There are two active development programs for MM-121, each in a Phase 2 clinical trial. The Company is currently conducting the Phase 2 randomized SHERLOC clinical trial, evaluating MM-121 in patients with heregulin positive non-small cell adenocarcinoma of the lung in combination with docetaxel. The Company has also initiated trial sites for the Phase 2 randomized SHERBOC clinical trial in patients with heregulin positive, hormone receptor positive, ErbB2 (HER2) negative, metastatic breast cancer in combination with fulvestrant, and expects to dose the first patient in the SHERBOC clinical trial in the fourth quarter of 2017;

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MM-141 (istiratumab), a fully human bispecific tetravalent monoclonal antibody designed to block tumor survival signals by targeting receptor complexes containing the insulin-like growth factor 1 (“IGF-1”) receptor and ErbB3 (HER3) cell surface receptors. The Company is currently conducting and has completed enrollment of the Phase 2 randomized CARRIE clinical trial evaluating MM-141 in previously untreated metastatic pancreatic cancer patients with high levels of free IGF-1 in combination with nab-paclitaxel and gemcitabine; and

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MM-310, an antibody-directed nanotherapeutic (“ADN”) that contains a novel prodrug of the highly potent chemotherapy docetaxel and targets the ephrin receptor A2 (“EphA2”) receptor, which is highly expressed in most solid tumor types. MM-310 was designed to improve the therapeutic window of docetaxel in major oncology indications, such as prostate, ovarian, bladder, gastric, pancreatic and lung cancers. The Company initiated a Phase 1 clinical trial to evaluate safety and preliminary activity of MM-310 in the first quarter of 2017.

The Company is subject to risks and uncertainties common to companies in the biopharmaceutical industry, including, among other things, its ability to secure additional capital to fund operations, success of clinical trials, development by competitors of new technological innovations, dependence on collaborative arrangements, protection of proprietary technology, compliance with government regulations and dependence on key personnel. Product candidates currently under development will require significant additional research and development efforts, including extensive preclinical and clinical testing and regulatory approval prior to commercialization. These efforts require significant amounts of capital, adequate personnel, infrastructure and extensive compliance reporting capabilities.

The Company has incurred significant expenses and operating losses to date, and it expects to continue to incur significant expenses and operating losses for at least the next several years. In accordance with Accounting Standards Codification (“ASC”) 205-40, Going Concern, the Company has evaluated whether there are conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the consolidated financial statements are issued.

As of December 31, 2016, the Company had $21.5 million in unrestricted cash and cash equivalents, had suffered recurring losses from operations and had negative working capital and cash outflows from operating activities. Based on the evaluation completed in connection with the filing of the Company’s Annual Report on Form 10-K for the year ended December 31, 2016, including consideration of management’s plans, the Company previously concluded that there was substantial doubt as to its ability to continue as a going concern within one year after March 1, 2017, the date that the consolidated financial statements were issued.

On April 3, 2017, the Company closed the Asset Sale with Ipsen and received a $575.0 million upfront cash payment (subject to a working capital adjustment). The Company used a portion of the cash payment to redeem the $175.0 million outstanding aggregate principal amount of 11.50% senior secured notes due 2022 (the “2022 Notes”), which also required an additional make-whole premium payment of approximately $20.1 million, and deposited $60.0 million into an escrow account in response to a lawsuit filed by the trustee and certain holders of its 4.50% convertible notes due 2020 (the “Convertible Notes”). The Company also distributed $140.0 million of the upfront cash payment in the form of a special cash dividend to stockholders. After consideration of the Company’s cash and cash equivalents balance at December 31, 2016 and the net proceeds from the Asset Sale, the Company has concluded that the previous conditions and events that raised substantial doubt about its ability to continue as a going concern have been alleviated.

As of December 15, 2017, the re-issuance date of the consolidated financial statements for the year ended December 31, 2016, the Company expects that its cash and cash equivalents will be sufficient to fund its operating expenses and capital expenditure requirements through the second quarter of 2019. The future viability of the Company beyond that point is dependent on its ability to raise additional capital to finance its operations.

The Company may seek additional funding through public or private debt or equity financings, through existing or new collaboration arrangements, or through divestitures of its assets. The Company may not be able to obtain financing on acceptable terms, or at all, and the Company may not be able to enter into additional collaborative arrangements or divest its assets. The terms of any financing may adversely affect the holdings or the rights of the Company’s stockholders. Arrangements with collaborators or others may require the Company to relinquish rights to certain of its technologies or product candidates. If the Company is unable to obtain funding, the Company could be forced to delay, reduce or eliminate its research and development programs or commercialization efforts, which could adversely affect its business prospects.

Summary of Significant Accounting Policies

The significant accounting policies include policies related to both continuing and discontinuing operations.

Segment Information

Operating segments are defined as components of an enterprise engaging in business activities for which discrete financial information is available and regularly reviewed by the chief operating decision maker in deciding how to allocate resources and in assessing performance. The Company views its operations and manages its business as one operating segment and the Company operates in only one geographic region.

Basis of Presentation and Consolidation

The accompanying consolidated financial statements have been prepared under U.S. generally accepted accounting principles (“GAAP”) and include the accounts of the Company and its wholly owned subsidiary, Merrimack Pharmaceuticals (Bermuda) Ltd., which was merged with and into the Company during the third quarter of 2014. The Company also consolidates its majority owned subsidiary, Silver Creek Pharmaceuticals, Inc. (“Silver Creek”). All intercompany transactions and balances have been eliminated in consolidation.

As of March 31, 2017, the Commercial Business met all the conditions to be classified as held-for-sale and represents a discontinued operation since the disposal of the Commercial Business is a strategic shift that will have a major effect on the Company’s operations and financial results. The Company will not have further significant involvement in the operations of the discontinued Commercial Business. The operating results of the Commercial Business are reported as a loss from discontinued operations, net of tax in the condensed consolidated statements of operations for all periods presented. In addition, in the condensed consolidated balance sheet as of December 31, 2016, 2015 and 2014, the assets and liabilities held for sale have been presented separately. For additional information, see Note 2, “Discontinued Operations.”

On August 11, 2017, the Company’s stockholders approved an amendment to the Company's certificate of incorporation to effect a one-for-ten reverse stock split of its issued and outstanding common stock (the “Reverse Split”). On September 5, 2017, the Company filed the amendment to its certificate of incorporation to effect the Reverse Split, and on September 6, 2017, the Reverse Split was effective for trading purposes. As a result of the Reverse Split, every ten shares of common stock issued and outstanding was converted into one share of common stock, reducing the number of issued and outstanding shares of common stock from approximately 132.8 million shares to approximately 13.28 million shares. No fractional shares were issued in connection with the Reverse Split. The amendment to the certificate of incorporation also proportionately reduced the number of authorized shares of common stock from 200 million to 20 million. The Reverse Split did not change the par value of the common stock. The Reverse Split did not change the number of authorized shares or par value of the Company’s preferred stock, of which there are no shares issued or outstanding. All outstanding stock options and convertible notes entitling their holders to purchase shares of common stock or acquire shares of common stock upon conversion, as the case may be, were adjusted as a result of the Reverse Split, as required by the terms of these securities. This change is reflected throughout the financial statements as appropriate. As a result, all share and per share amounts have been adjusted retroactively to reflect the Reverse Split for all periods. For additional information, see Note 15, “Stock-Based Compensation.”

Use of Estimates

GAAP requires the Company’s management to make estimates and judgments that may affect the reported amounts of assets, liabilities, revenues, expenses and related disclosures. The Company bases estimates and judgments on historical experience and on various other factors that it believes to be reasonable under the circumstances. The most significant estimates in these consolidated financial statements include, but may not be limited to, revenue recognition, including the estimated percentage of billable expenses in any particular budget period, periods of meaningful use of licensed products, estimated service periods and services to be completed under a collaboration, estimates used in accounting for revenue separability and recognition, estimates of discounts and allowances related to commercial sales of ONIVYDE, estimates utilized in the valuation of inventory, useful lives with respect to long-lived assets and intangible assets, accounting for stock-based compensation, contingencies, intangible assets, goodwill, in-process research and development (“IPR&D”), tax valuation reserves and accrued expenses. The Company’s actual results may differ from these estimates under different assumptions or conditions. The Company evaluates its estimates on an ongoing basis. Changes in estimates are reflected in reported results in the period in which they become known by the Company’s management.

Cash, Cash Equivalents and Restricted Cash

Cash and cash equivalents are short-term, highly liquid investments with original maturities of three months or less at the date of purchase. Investments qualifying as cash equivalents primarily consist of money market funds, commercial paper, corporate notes and bonds and certificates of deposit.

Cash accounts with any type of restriction are classified as restricted cash. If restrictions are expected to be lifted in the next twelve months, the restricted cash account is classified as current. As of December 31, 2016 and 2015, the Company recorded restricted cash of $0.8 million and $0.7 million, respectively, which was primarily related to the Company’s facility lease.

Marketable Securities

The Company classifies marketable securities with a remaining maturity when purchased of greater than three months as available-for-sale. Available-for-sale securities may consist of U.S. government agencies securities, commercial paper, corporate notes and bonds and certificates of deposit, which are maintained by an investment manager. Available-for-sale securities are carried at fair value, with the unrealized gains and losses included in other comprehensive income (loss) as a component of stockholders’ deficit until realized. To determine whether an other-than-temporary impairment exists, the Company performs an analysis to assess whether it intends to sell, or whether it would more likely than not be required to sell, the security before the expected recovery of the amortized cost basis. Where the Company intends to sell a security, or may be required to do so, the security’s decline in fair value is deemed to be other-than-temporary and the full amount of the unrealized loss is recognized on the statement of operations and comprehensive loss as an other-than-temporary impairment charge. When this is not the case, the Company performs additional analysis on all securities with unrealized losses to evaluate losses associated with the creditworthiness of the security. Credit losses are identified where the Company does not expect to receive cash flows, based on using a single best estimate, sufficient to recover the amortized cost basis of a security and amount of the loss recognized in other income (expense). Realized gains and losses are recognized in interest income. Any premium or discount arising at purchase is amortized and/or accreted to interest income.

Inventory

The Company values its inventories at the lower of cost or net realizable value. The Company determines the cost of its inventories, which includes amounts related to materials and manufacturing overhead, on a first-in, first-out basis. The Company performs an assessment of the recoverability of capitalized inventory during each reporting period, and it writes down any excess and obsolete inventories to their realizable value in the period in which the impairment is first identified. Such impairment charges, should they occur, are recorded as a component of “Cost of revenues.”

The Company capitalizes inventory costs associated with the Company’s products after regulatory approval when, based on management’s judgment, future commercialization is considered probable and the future economic benefit is expected to be realized. Inventory acquired prior to receipt of marketing approval of a product candidate is expensed as research and development expense as incurred. Inventory that can be used in either the production of clinical or commercial product is expensed as research and development expense when selected for use in a clinical manufacturing campaign.

Shipping and handling costs for product shipments are recorded as incurred as a component of “Cost of revenues” along with amortization expense related to definite-lived intangible assets, costs associated with manufacturing the product and any inventory reserves or write-downs.

As a result of the Asset Sale, all inventory relates to the Commercial Business and has been reclassified under discontinued operations.

Property and Equipment

Property and equipment, including leasehold improvements, are recorded at cost and depreciated when placed into service using the straight-line method, based on their estimated useful lives as follows:

Asset Classification	Estimated Useful Life (in years)
Lab equipment	3 - 7
IT equipment	3 - 7
Leaseholds improvements	Lesser of useful life or lease term
Furniture and fixtures	3 - 7

Costs for capital assets not yet placed into service have been capitalized as construction-in-progress and will be depreciated in accordance with the above guidelines once placed into service. Costs for repairs and maintenance are expensed as incurred, while major betterments are capitalized. The Company capitalizes interest cost incurred on funds used to construct property and equipment. The capitalized interest is recorded as part of the asset to which it relates and is depreciated over the asset’s estimated useful life. Upon retirement or sale, the cost of assets disposed of and the related accumulated depreciation are removed from the accounts and any resulting gain or loss is reflected in earnings.

The Company reviews its long-lived assets for impairment whenever events or changes in business circumstances indicate that the carrying amount of assets may not be fully recoverable or that the useful lives of these assets are no longer appropriate. Each impairment test is based on a comparison of the undiscounted cash flow to the recorded value of the asset. If impairment is indicated, the asset will be written down to its estimated fair value on a discounted cash flow basis.

Goodwill and Intangible Assets

Goodwill and indefinite-lived intangible assets, including IPR&D assets, are evaluated for impairment on an annual basis or more frequently if an indicator of impairment is present. The Company performs its annual goodwill and IPR&D impairment evaluations on August 31st.

When performing an evaluation of goodwill impairment, the Company has the option to first assess qualitative factors to determine whether it is necessary to perform the quantitative two-step impairment test. If the Company elects this option and finds, as a result of the qualitative assessment, that it is more likely than not that the fair value of the reporting unit is less than its carrying amount, the quantitative two-step impairment test is required; otherwise, further testing is not required. This requires the Company to assess the impact of significant events, milestones and changes to expectations and activities that may have occurred since the last impairment evaluation. Significant changes to these estimates, judgments and assumptions could materially change the outcome of the impairment assessment. Alternatively, the Company may elect to not first assess qualitative factors and immediately perform the quantitative two-step impairment test. If such an election occurs, in the first step, the fair value of the Company’s reporting unit is compared to the carrying value. If the carrying value of the net assets assigned to the reporting unit exceeds the fair value of the reporting unit, then the second step of the impairment test is performed in order to determine the implied fair value of the reporting unit’s goodwill. If the carrying value of the reporting unit’s goodwill exceeds the implied fair value, then the Company would record an impairment loss equal to the difference. As described above, the Company operates in one operating segment, which is considered the only reporting unit.

The Company commences amortization of indefinite-lived intangible assets, such as IPR&D, once the associated research and development efforts have been completed. The Company amortizes these product-related intangible assets over their estimated useful lives, and amortization expense is recorded as a component of “Cost of revenues.” The Company amortizes other definite-lived assets, such as core technology, over their estimated useful lives as a component of “Research and development expenses.” Definite-lived intangible assets are evaluated for impairment whenever events or circumstances indicate that the carrying value may not be fully recoverable.

As a result of the Asset Sale, all goodwill and intangible assets relate to the Commercial Business and have been reclassified under discontinued operations.

Accrued Expenses

As part of the process of preparing financial statements, the Company is required to estimate accrued expenses. This process involves identifying services that have been performed on the Company’s behalf and estimating the level of services performed and the associated costs incurred for such services where the Company has not yet been invoiced or otherwise notified of actual cost. The Company records these estimates in its consolidated financial statements as of each balance sheet date. Examples of estimated accrued expenses include:

•	fees due to contract research organizations in connection with preclinical and toxicology studies and clinical trials;
•	fees paid to investigative sites in connection with clinical trials; and
•	professional service fees.

In accruing service fees, the Company estimates the time period over which services will be provided and the level of effort in each period. If the actual timing of the provision of services or the level of effort varies from the estimate, the Company adjusts the accrual accordingly. In the event that the Company does not identify costs that have been incurred or it under or overestimates the level of services performed or the costs of such services, its actual expenses could differ from such estimates. The date on which some services commence, the level of services performed on or before a given date and the cost of such services are often subjective determinations. The Company prepares its estimates based on the facts and circumstances known to it at the time and in accordance with GAAP. There have been no material changes in estimates for the periods presented.

Non-Controlling Interest

Non-controlling interest represents the non-controlling stockholders’ proportionate share of preferred stock and net loss of the Company’s majority owned consolidated subsidiary, Silver Creek. The non-controlling stockholders’ proportionate share of the preferred stock in Silver Creek is reflected as non-controlling interest in the Company’s consolidated balance sheets as a component of mezzanine equity.

Revenue Recognition

The Company recognizes revenue when all of the following criteria are met: persuasive evidence of an arrangement exists; delivery has occurred or services have been rendered; the price to the customer is fixed or determinable; and collectability is reasonably assured.

Product Revenues, Net

The Company sells ONIVYDE to a limited number of specialty pharmaceutical distributors in the United States (collectively, its “Distributors”). The Company’s Distributors subsequently resell the products to healthcare providers. The Company recognizes revenue on product sales when title and risk of loss have passed to the Distributor, which is typically upon delivery. Product revenues are recorded net of applicable reserves for discounts and allowances. As a result of the Asset Sale, all product revenue relates to the Commercial Business and has been reclassified under discontinued operations.

In order to conclude that the price is fixed or determinable, the Company must be able to reasonably estimate its net product revenues upon delivery to its Distributors. As such, the Company estimates its net product revenues by deducting from its gross product revenues trade allowances, estimated contractual discounts, estimated Medicaid rebates, estimated reserves for product returns and estimated costs of other incentives offered to patients.

These discounts and allowances are based on estimates of the amounts earned or to be claimed on the related sales. The Company’s estimates take into consideration its historical experience, current contractual and statutory requirements, specific known market events and trends, industry data and forecasted Distributor buying and payment patterns. Actual amounts may ultimately differ from the Company’s estimates. If actual results vary, the Company will adjust these estimates, which could have an effect on earnings in the period of adjustment.

Product revenue reserves and allowances that reduce gross revenue are categorized as follows:

Trade Allowances: The Company pays fees to its Distributors for providing certain data to the Company as well as for maintaining contractual inventory and service levels. These trade allowances are recorded as a reduction to accounts receivable on the consolidated balance sheet at the time revenue is recognized.

Rebates and Chargeback Discounts: The Company is subject to discount obligations under state Medicaid programs and the Public Health Service 340B Drug Pricing Program, contracts with Federal government entities purchasing via the Federal Supply Schedule and various private organizations, such as group purchasing organizations (collectively, its “Third-party Payors”). The Company estimates the rebates and chargeback discounts it will provide to Third-party Payors, based upon its estimated payor mix, and deducts these estimated amounts from its gross product revenues at the time revenue is recognized. Chargeback discounts are processed when the Third-party Payor purchases the product at a discount from the Distributor, who then in turn charges back to the Company the difference between the price initially paid by the Distributor and the discounted price paid by the Third-party Payor. These chargeback discounts are recorded as a reduction to accounts receivable on the consolidated balance sheet at the time revenue is recognized. Rebates that are invoiced directly to the Company are recorded as accrued liabilities on the consolidated balance sheet at the time revenue is recognized.

Product Returns: An allowance for product returns is established for returns expected to be made by Distributors and is recorded at the time revenue is recognized, resulting in a reduction to product sales. In accordance with contractual terms, Distributors have the right to return unopened and undamaged product that is within a permissible number of months before and after the product’s expiration date, subject to contractual limitations. The Company has the ability to monitor inventory levels and the shelf life of product at Distributors and can contractually control the amount of inventory that is sold to Distributors. Based on inventory levels held by Distributors and the structure of the Company’s distribution model, the Company has concluded that it has the ability to reasonably estimate product returns at the time revenue is recognized. The Company’s estimated rate of return is based on historical rates of return for comparable oncology products.

Other Incentives: The Company offers co-pay mitigation support to commercially insured patients. The Company’s co-pay mitigation program is intended to reduce each participating patient’s portion of the financial responsibility for a product’s purchase price to a specified dollar amount. Based upon the terms of the Company’s co-pay mitigation program, the Company estimates average co-pay mitigation amounts in order to establish a reserve for co-pay mitigation claims and deducts these estimated amounts from its gross product revenues at the later of the date that (i) the revenues are recognized or (ii) the incentive is offered. Claims under the Company’s co-pay mitigation program are subject to expiration.

All product revenue recognized relates to the Commercial Business and is presented as income (loss) from discontinued operations, net of tax in the condensed consolidated statements of operations for all periods presented. All balance sheet accounts described above are included in the assets or liabilities for discontinued operation for all periods presented.

License and Collaboration Revenues

The Company enters into biopharmaceutical product development agreements with collaborative partners for the research and development of therapeutic and diagnostic products. The terms of the agreements may include nonrefundable signing and licensing fees, funding for research, development and manufacturing, milestone payments and royalties or profit-sharing on any product sales derived from collaborations. These multiple-element arrangements are analyzed to determine whether the deliverables can be separated or whether they must be accounted for as a single unit of accounting.

The revenue recognition guidance related to multiple-element arrangements requires entities to separate and allocate consideration in a multiple-element arrangement according to the relative selling price of each deliverable. The fair value of deliverables under the arrangement may be derived using a best estimate of selling price if vendor specific objective evidence and third-party evidence are not available. Deliverables under the arrangement will be separate units of accounting provided that a delivered item has value to the customer on a stand-alone basis and if the arrangement does not include a general right of return relative to the delivered item and delivery or performance of the undelivered item is considered probable and substantially in the control of the vendor.

In September 2014, the Company entered into a license and collaboration agreement (the “Baxalta Agreement”) with Baxter International Inc., Baxter Healthcare Corporation and Baxter Healthcare SA (collectively, “Baxter”) for the development and commercialization of ONIVYDE outside of the United States and Taiwan (the “Licensed Territory”). In connection with Baxter International Inc.’s separation of the Baxalta business, the Baxalta Agreement was assigned to Baxalta Incorporated, Baxalta US Inc. and Baxalta GmbH (collectively, “Baxalta”) during the second quarter of 2015. The Baxalta Agreement was evaluated under the accounting guidance on revenue recognition for multiple-element arrangements. The Company determined that the obligations under this agreement represent a single unit of accounting and that the agreement represents a services agreement. As a result, the Company has estimated the level of effort expected to be completed as a result of providing the identified deliverables and will recognize revenue related to the agreement based on proportional performance as effort is completed over the expected services period.

The Company also entered into a collaboration agreement with Watson Laboratories, Inc. (“Actavis”) in November 2013, which was evaluated under the accounting guidance on revenue recognition for multiple-element arrangements.

All operating results recognized related to the Baxalta Agreement and Actavis Agreement are presented as income (loss) from discontinued operations, net of tax in the condensed consolidated statements of operations for all periods presented. In addition, in the condensed consolidated balance sheet as of December 31, 2016, 2015 and 2014, the assets and liabilities related to the Baxalta Agreement and Actavis Agreement have been presented separately.

Whenever the Company determines that an arrangement should be accounted for as a single unit of accounting, it determines the period over which the performance obligations would be performed and revenue would be recognized. If the Company cannot reasonably estimate the timing and the level of effort to complete its performance obligations under the arrangement, then revenue under the arrangement is recognized on a straight-line basis over the period the Company expects to complete its performance obligations.

The Company’s collaboration agreements may include additional payments upon the achievement of performance-based milestones. As milestones are achieved, a portion of the milestone payment, equal to the percentage of the total time that the Company has performed the performance obligations to date divided by the total estimated time to complete the performance obligations, multiplied by the amount of the milestone payment, will be recognized as revenue upon achievement of such milestone. The remaining portion of the milestone will be recognized over the remaining performance period. Milestones that are tied to regulatory approvals are not considered probable of being achieved until such approval is received. Milestones tied to counterparty performance are not included in the Company’s revenue model until the performance conditions are met.

Other Revenues

The Company is a party to separate commercial supply agreements with Baxalta and PharmaEngine, Inc. (“PharmaEngine”) pursuant to which the Company supplies ONIVYDE to these entities. Revenue is recognized under these commercial supply arrangements when the counterparty takes delivery of the commercial supply product and when the other general revenue recognition criteria outlined above are met.

The Company is also eligible to receive royalty revenues on Baxalta’s net sales of ONIVYDE in the Licensed Territory. The Company recognizes royalty revenues in the period that the related sales occur.

All other revenue recognized relates to the Commercial Business and is presented as income (loss) from discontinued operations, net of tax in the condensed consolidated statements of operations for all periods presented.

Research and Development Expenses

Research and development expenses are charged to expense as incurred. Research and development expenses are comprised of costs incurred in performing research and development activities, including personnel-related costs, stock-based compensation, facilities, research-related overhead, clinical trial costs, contracted services, research-related manufacturing, license fees and other external costs. The Company accounts for nonrefundable advance payments for goods and services that will be used in future research and development activities as expenses when the services have been performed or when the goods have been received rather than when the payment is made.

General and Administrative Expenses

General and administrative expenses are comprised of salaries and other related costs for personnel, including stock-based compensation expenses and benefits, in the Company’s commercial, legal, intellectual property, business development, finance, information technology, corporate communications, investor relations and human resources departments. General and administrative expenses include costs for employee training and development, board of directors costs, depreciation, insurance expenses, facility-related costs not otherwise included in research and development expenses, professional fees for legal services, including patent-related expenses, and accounting and information technology services.

Stock-Based Compensation Expense

The Company accounts for its stock-based compensation awards in accordance with ASC 718, Compensation – Stock Compensation. ASC 718 requires all share-based payments to employees, including grants of employee stock options, to be recognized in the consolidated statements of operations and comprehensive loss based on their grant date fair values. For stock options granted to employees and to members of the Company’s Board of Directors for their service on the Board of Directors, the Company estimates the grant date fair value of each option award using the Black-Scholes option pricing model. The use of the Black-Scholes option pricing model requires the Company to make assumptions with respect to the expected term of the option, the expected volatility of the Company’s common stock consistent with the expected term of the option, the risk-free interest rate consistent with the expected term of the option and the expected dividend yield of the Company’s common stock. Stock-based compensation expense related to employee stock options is measured using the fair value of the award at the grant date, net of estimated forfeitures, and is adjusted annually to reflect actual forfeitures. Stock-based compensation expense is then recognized on a straight-line basis over the vesting period, which is also the requisite service period.

The Company records stock options issued to non-employees at fair value, remeasures to reflect the current fair value at each reporting period and recognizes expense over the related service period. When applicable, these equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable.

Comprehensive Loss

Comprehensive loss consists of net loss and unrealized gains and losses on available-for-sale marketable securities.

Other (Expense) Income, Net

The Company records income related to tax incentive awards, foreign currency gains and losses and other income or expense-related items as components of “Other (expense) income, net” within the consolidated statements of operations and comprehensive loss.

The Company has been awarded tax incentives by the Massachusetts Life Sciences Center (“MLSC”), an independent agency of the Commonwealth of Massachusetts. These tax incentives require that the Company achieve certain hiring targets. Failure to maintain the additional headcount in subsequent periods could require the Company to repay some or all of the incentives. The Company recognizes the benefit of these incentives on a straight-line basis over the five-year performance period of each award, beginning when the Company achieves the hiring goal target, with a cumulative catch-up recognized in the period that the hiring goal target is achieved. The Company received MLSC tax incentives in 2011, 2013, 2014 and 2015 totaling $3.8 million in the aggregate, allowing the Company to monetize approximately $3.4 million of state research and development tax credits. As a result of the October 2016 corporate restructuring described more fully in Note 12, “Restructuring Activities,” the Company determined that it would be required to repay a portion of the 2014 and 2015 tax incentives received from the MLSC in the aggregate amount of $1.3 million. Such amounts have been classified as current liabilities as of December 31, 2016.

The Company recognized $0.1 million, $0.7 million and $0.4 million in income related to these MLSC tax incentives during the years ended December 31, 2016, 2015 and 2014, respectively.

Income Taxes

The Company accounts for income taxes under the asset and liability method. Under this method, deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted rates in effect for the year in which these temporary differences are expected to be recovered or settled. Valuation allowances are provided if based on the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

The Company provides reserves for potential payments of tax to various tax authorities related to uncertain tax positions and other issues. Reserves are based on a determination of whether and how much of a tax benefit taken by the Company in its tax filing is more likely than not to be realized following resolution of any potential contingencies present related to the tax benefit. Potential interest and penalties associated with such uncertain tax positions are recorded as components of income tax expense. To date, the Company has not taken any uncertain tax positions or recorded any reserves, interest or penalties.

Concentration of Credit Risk

Financial instruments that subject the Company to credit risk consist primarily of cash, cash equivalents and marketable securities. The Company places its cash deposits in accredited financial institutions and, therefore, the Company’s management believes these funds are subject to minimal credit risk. The Company invests cash equivalents and marketable securities in money market funds, U.S. government agencies securities and various corporate debt securities. Credit risk in these securities is reduced as a result of the Company’s investment policy to limit the amount invested in any one issue or any single issuer and to only invest in high credit quality securities. The Company has no significant off-balance sheet concentrations of credit risk such as foreign currency exchange contracts, option contracts or other hedging arrangements. The Company also is subject to credit risk from its accounts receivable related to its product sales and collaborators. The Company evaluates the creditworthiness of each of its customers and has determined that all of its customers are creditworthy. To date, the Company has not experienced significant losses with respect to the collection of its accounts receivable.

Gross revenues from each of the Company’s customers who individually accounted for 10% or more of total gross revenues for the years ended December 31, 2016, 2015 and 2014 consisted of the following:

	Years Ended December 31,
	2016	2015	2014
Sanofi	—	—	90%

Recent Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2014-09, “Revenue from Contracts with Customers (Topic 606),” which supersedes all existing revenue recognition requirements, including most industry-specific guidance. The new standard requires a company to recognize revenue when it transfers goods or services to customers in an amount that reflects the consideration that the company expects to receive for those goods or services. This guidance was originally effective for interim and annual periods beginning after December 15, 2016 and allows for adoption using a full retrospective method, or a modified retrospective method. Early adoption was originally not permitted. Subsequent to the issuance of ASU 2014-09, the FASB also issued the following updates related to ASC 606, Revenue from Contracts with Customers:

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In August 2015, the FASB issued ASU 2015-14, “Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date,” whereby the effective date for the new revenue standard was deferred by one year. As a result of ASU 2015-14, the new revenue standard is now effective for annual periods, and interim periods within those annual periods, beginning after December 15, 2017, and early adoption is now permitted for annual periods beginning after December 15, 2016, including interim periods within that annual period.

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In March 2016, the FASB issued ASU 2016-08, “Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations (Reporting Revenue Gross versus Net),” to clarify the implementation guidance on principal versus agent considerations.

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In April 2016, the FASB issued ASU 2016-10, “Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing,” to clarify the principle for determining whether a good or service is “separately identifiable” from other promises in the contract and to clarify the categorization of licenses of intellectual property.

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In May 2016, the FASB issued ASU 2016-12, “Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Technical Expedients,” to clarify guidance on transition, determining collectibility, non-cash consideration and the presentation of sales and other similar taxes.

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In December 2016, the FASB issued ASU 2016-20, “Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers,” that allows entities not to make qualitative disclosures about remaining performance obligations in certain cases, adds disclosure requirements for entities that elect certain optional exemptions and adds twelve additional technical corrections and improvements to the new revenue standard.

The Company is currently evaluating the potential impact that the adoption of this guidance and the related transition guidance may have on the consolidated financial statements, including the adoption method to be utilized.

In August 2014, the FASB issued ASU 2014-15, “Presentation of Financial Statements – Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” outlining management’s responsibility to perform interim and annual assessments of an entity’s ability to continue as a going concern within one year of the date the financial statements are issued and providing guidance on determining when and how to disclose going concern uncertainties in the financial statements. This guidance is effective for annual and interim reporting periods ending after December 15, 2016, and the Company adopted this guidance for the year ended December 31, 2016, as described more fully in Note 21, “Going Concern.”

In January 2016, the FASB issued ASU 2016-01, “Financial Statements – Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Liabilities,” which contains a number of provisions related to the measurement, presentation and disclosure of financial instruments. This guidance will be effective for annual reporting periods beginning after December 15, 2017, including interim periods within those annual periods. Early adoption of this guidance is not permitted with the exception of certain specific presentation requirements that are not currently applicable to the Company. The Company does not anticipate a material impact to the consolidated financial statements as a result of the adoption of this guidance.

In February 2016, the FASB issued ASU 2016-02, “Leases (Topic 842),” which supersedes all existing lease accounting guidance within ASC 840, Leases. The new standard requires that lease assets and lease liabilities be recognized by lessees for those leases previously classified as operating leases under ASC 840, with limited exceptions. This update also creates a new definition of a lease and provides guidance as to whether a contract is or contains a lease. This guidance will be effective for annual reporting periods beginning after December 15, 2018, including interim periods within those annual reporting periods, and early adoption is permitted. The Company is currently evaluating the potential impact that the adoption of this guidance may have on the consolidated financial statements.

In March 2016, the FASB issued ASU 2016-06, “Derivatives and Hedging (Topic 815): Contingent Put and Call Options in Debt Instruments,” which clarifies the requirements for assessing whether contingent call or put options that can accelerate the repayment of principal on debt instruments are clearly and closely related to their debt hosts. This guidance will be effective for annual reporting periods beginning after December 15, 2016, including interim periods within those annual reporting periods, and early adoption is permitted. The Company does not anticipate a material impact to the consolidated financial statements as a result of the adoption of this guidance.

In March 2016, the FASB issued ASU 2016-09, “Compensation – Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting,” which simplifies several areas of accounting for share-based payment transactions, including the income tax consequences, classification of awards as either liabilities or equity and classification of excess tax benefits on the statement of cash flows. This guidance also permits a new entity-wide accounting policy election to either estimate the number of awards that are expected to vest or account for forfeitures when they occur. This guidance will be effective for annual reporting periods beginning after December 15, 2016, including interim periods within those annual reporting periods, and early adoption is permitted. An entity that elects early adoption must adopt all of the amendments in the same period. The Company is currently evaluating the potential impact that the adoption of this guidance may have on the consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, “Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments,” which represents a new credit loss standard that will change the impairment model for most financial assets and certain other financial instruments. Specifically, this guidance will require entities to utilize a new “expected loss” model as it relates to trade and other receivables. In addition, entities will be required to recognize an allowance for estimated credit losses on available-for-sale debt securities, regardless of the length of time that a security has been in an unrealized loss position. This guidance will be effective for annual reporting periods beginning after December 15, 2019, including interim periods within those annual reporting periods, and early adoption is permitted. The Company is currently evaluating the potential impact that the adoption of this guidance may have on the consolidated financial statements.

In August 2016, the FASB issued ASU 2016-15, “Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments,” which is intended to reduce diversity in practice in how entities present certain types of cash transactions in the statement of cash flows. This guidance also clarifies how the predominance principle should be applied when classifying cash receipts and cash payments that have attributes of more than one class of cash flows. This guidance will be effective for annual reporting periods beginning after December 15, 2017, including interim periods within those annual reporting periods, and early adoption is permitted. An entity that elects early adoption must adopt all of the amendments in the same period. The Company does not anticipate a material impact to the consolidated financial statements as a result of the adoption of this guidance.

In November 2016, the FASB issued ASU 2016-18, “Statement of Cash Flows (Topic 230): Restricted Cash,” which will require entities to show the change in the total of cash, cash equivalents, restricted cash and restricted cash equivalents within the statement of cash flows. As a result, entities will no longer separately present transfers between unrestricted cash and restricted cash. This guidance will be effective for annual reporting periods beginning after December 15, 2017, including interim periods within those annual reporting periods, and early adoption is permitted. The Company does not anticipate a material impact to the consolidated financial statements as a result of the adoption of this guidance.

In January 2017, the FASB issued ASU 2017-04, “Intangibles – Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment,” which will eliminate the requirement to calculate the implied fair value of goodwill, commonly referred to as “Step 2” in the current goodwill impairment test. An entity will still have the option to perform the qualitative assessment for a reporting unit to determine if the quantitative impairment test is necessary. This guidance will be effective for annual and interim impairment tests performed in annual reporting periods beginning after December 15, 2020, and early adoption is permitted for annual or interim impairment tests performed after January 1, 2017. The Company is currently evaluating the potential impact that the adoption of this guidance may have on the consolidated financial statements.

Other accounting standards that have been issued by the FASB or other standards-setting bodies that do not require adoption until a future date are not expected to have a material impact on the Company’s consolidated financial statements upon adoption.